Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and contingencies

(a) Operating lease

The Group has entered into non-cancellable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as follows:

	Payments due by period
	Total	Less than 1 year	1-3 years	Over 3 years
Operating lease obligations (US$’000)	4,673	3,672	1,001	—

The Group recorded rental expense of US$6,715 thousand, US$6,050 thousand and US$5,731 thousand in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2016, 2017 and 2018, respectively.

(b) Capital and other commitments

The Group did not have significant capital and other commitments, long-term obligations, or guarantees other than those relating to the Safeguard Program, as of December 31, 2017 and 2018.

(c) Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2018, the Group is not a party to any material legal or administrative proceedings.